FLOW THROUGH SHARE PREMIUM - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Flow Through Share Premium [Line Items]
Expenditure incurred in qualifying CEE	$ 33,254,971	$ 6,443,941
Amortization of flow-through liabilities	6,617,730	1,772,188
Low-through share premium	22,729,196	$ 185,431
Spend for satisfy remaining flow-through obligations	48,000,000
Flow-through share premium, non current portion	12,600,000
Issued November 25, 2021
Flow Through Share Premium [Line Items]
Low-through share premium	12,600,000
Issued August 24, 2021
Flow Through Share Premium [Line Items]
Low-through share premium	10,129,196
Less than one year
Flow Through Share Premium [Line Items]
Additional expenditure incurred in qualifying CEE	39,920,949
Within two years
Flow Through Share Premium [Line Items]
Low-through share premium	$ 10,129,196